CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net revenues	¥ 205,391,000	$ 32,230,000	¥ 335,337,000	¥ 918,628,000
Cost of revenues	(156,390,000)	(24,541,000)	(235,889,000)	(689,820,000)
Gross profit	49,001,000	7,689,000	99,448,000	228,808,000
Other operating loss (income), net	1,339,000	210,000	(23,943,000)	(29,176,000)
Sales and marketing expenses	(22,316,000)	(3,502,000)	(22,174,000)	(36,059,000)
General and administrative expenses	(55,905,000)	(8,773,000)	(65,943,000)	(152,160,000)
(Provision for)/ recovery of doubtful accounts	(70,426,000)	(11,051,000)	2,121,000	(8,449,000)
Research and development expenses	(262,000)	(41,000)	(10,729,000)	(54,059,000)
Impairment of long-lived assets	(114,000)	(18,000)	(13,448,000)	0
Operating loss	(98,683,000)	(15,486,000)	(34,668,000)	(51,095,000)
Interest income	329,000	52,000	96,000	181,000
Interest expense	(45,691,000)	(7,170,000)	(44,216,000)	(49,924,000)
Other income /(expenses), net	135,997,000	21,341,000	(7,896,000)	36,367,000
Gain on disposal of subsidiaries | ¥				18,285,000
Foreign exchange loss (gain)	(6,110,000)	(959,000)	13,567,000	1,448,000
Profit (Loss) before income taxes	(14,158,000)	(2,222,000)	(73,117,000)	(44,738,000)
Income tax expense	(103,000)	(16,000)	(6,000)	(7,967,000)
Net loss	(14,261,000)	(2,238,000)	(73,123,000)	(52,705,000)
Less: net loss attributable to noncontrolling interest	211,000	33,000	(616,000)	(1,034,000)
Net loss attributable to the Company's shareholders	¥ (14,472,000)	$ (2,271,000)	¥ (72,507,000)	¥ (51,671,000)
Basic (in CNY or dollars per share) | (per share)	¥ (0.03)	$ (0.01)	¥ (0.17)	¥ (0.12)
Diluted (in CNY or dollars per share) | (per share)	¥ 0.11	$ 0.02	¥ (0.17)	¥ (0.12)
Basic (in shares)	436,816,529	436,816,529	436,763,196	436,649,822
Diluted (in shares)	436,816,529	436,816,529	436,763,196	436,649,822
Foreign currency translation adjustment	¥ (1,871,000)	$ (294,000)	¥ (12,218,000)	¥ (1,706,000)
Unrealized holding gain on available-for-sale investment	0	0	0	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0	0	0
Total other comprehensive loss net of tax	(1,871,000)	(294,000)	(12,218,000)	(1,706,000)
Comprehensive loss	(16,132,000)	(2,532,000)	(85,341,000)	(54,411,000)
Less: comprehensive gain (loss) attributable to noncontrolling interest	211,000	33,000	(616,000)	(1,034,000)
Comprehensive loss attributable to the Company's shareholders	¥ (16,343,000)	$ (2,565,000)	¥ (84,725,000)	¥ (53,377,000)